Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of subsidiaries

Name of Company	Place of incorporation	Attributable equity interest %	Authorized capital

Success Green (Group) Limited	BVI	100	USD 50,000
Success Green (International) Limited	HK	100	HKD 1
Shenzhen Zhenlongbao Investment Consulting Co., Ltd	PRC	100	RMB 10,000,000
Zhaoqing Nengcheng Import and Export Co., Ltd	PRC	100	RMB 79,083,300

Schedule of estimated useful lives of the plant and equipment
Office equipment	5 years

Schedule of foreign currency exchange rates
Exchange Rates	12/31/2017	12/31/2016
Year end RMB : US$ exchange rate	6.5097	6.9437
Average year RMB : US$ exchange rate	6.7590	6.6430

Year end HKD : US$ exchange rate	7.7926	7.7543
Average year HKD : US$ exchange rate	7.7925	7.7617